Loss Per Share	3 Months Ended
Mar. 31, 2014
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 10 — LOSS PER SHARE

The following data shows the amounts used in computing loss per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the 3 month period ended March 31, 2014 and 2013:

	For the 3 Months Ended March 31,
	2014	2013
Net (Loss)	(426,054)	(399,072)
Weighted average number of common shares used in basic earnings per share	6,880,278	5,133,096
Effect of dilutive securities, stock options and warrants	-	-
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	6,880,278	5,133,096

For the three months ended March 31, 2014, the Company had no common stock equivalents.  For the three months ended March 31, 2013, the Company had a convertible bond wherein the holder could convert the bond and underlying accrued interest into a minimum of  234,683 shares of common stock which were not included in the loss per share computation because their effect would be anti-dilutive.